Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
5.	Summary of Significant Accounting Policies

The accounting policies followed are as set forth in Note 1 of the Notes to Financial Statements in the Company’s 2011 Annual Report on Form 10-K. The Company has not experienced any material change in its critical accounting policies since November 1, 2011. The Company’s discussion and analysis of its financial condition and results of operations are based upon its consolidated financial statements, which have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires the Company to make estimates and judgments regarding uncertainties that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates, which are based upon historical experience and on other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions. The Company considers the following accounting policies to be most critical in their potential effect on its financial position or results of operations.

New Accounting Pronouncements

The following accounting standards updates were recently issued and have not yet been adopted by us.  These standards are currently under review to determine their impact on our consolidated financial position, results of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosure about Offsetting Assets and Liabilities, which requires an entity to include additional disclosures about financial instruments and transactions eligible for offset in the statement of financial position, as well as financial instruments subject to a master netting agreement or similar arrangement. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU is not expected to have a material impact on our financial statements.

June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-05 to have a material effect on its operating results or financial position.

Earnings Per Share

Basic earnings per share is based on the weighted average number of shares outstanding for a period.  Diluted earnings per share is based upon the weighted average number of shares and potentially dilutive common shares outstanding.  Potential common shares outstanding principally include convertible notes payable and stock options under our stock plan.  Since the Company has incurred losses, the effect of any common stock equivalent would be anti-dilutive.

Stock Based Compensation

Stock-based compensation costs for stock options issued to employees is measured at the grant date, based on the fair value of the award using the Black Scholes Option Pricing Model, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

No stock-based compensation was recognized during the three months ended January 31, 2012.

On February 14, 2012, the Board of Directors adopted the 2012 Employee Benefit Plan which is authorized to grant up to Sixty (60) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors. Eligibility is determined by the Board of Directors. No shares or options have been granted under the Plan as of the date of this report.

The following table summarizes information about options granted under the Company’s equity compensation plans through January 31, 2012 and otherwise to employees, directors and consultants of the Company. Generally, options vest on an annual pro rata basis over various periods of time and are exercisable, upon proper notice, in whole or in part at any time upon vesting. Typically, in the case of an employee, vested options terminate when an employee leaves the Company. The options granted have contractual lives ranging from two to ten years.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at October 31, 2011	3,000,000	$0.09	2.1	$—
Granted	—	—
Exercised	—	—
Expired	—	—
Canceled	—	—
Outstanding at January 31, 2012	3,000,000	$0.09	1.9	$—

Summary information about the Company’s options outstanding at January 31, 2012 is set forth in the table below. Options outstanding at January 31, 2012 expire between August 2012 and January 2016.

Range of Exercise Prices	Options Outstanding January 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Options Exercisable January 31, 2012	Weighted Average Exercise Price
$0.02 - $0.14	2,300,000	2.1	$0.03	2,300,000	$0.03
$0.29 - $0.30	700,000	1.0	$0.29	700,000	$0.29
TOTAL:	3,000,000			3,000,000

As of January 31, 20121, all outstanding options had fully vested and there was no estimated unrecognized compensation from unvested stock options.

The following table summarizes the information relating to warrants granted to non-employees as of October 31, 2011 and changes during the three months ended January 31, 2012:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at October 31, 2011	5,000,000	$0.015	0.9	$—
Granted	—	—
Exercised	—	—
Expired	—	—
Canceled	—	—
Outstanding at January 31, 2012	5,000,000	$0.015	0.6	$—

Summary information about the Company’s warrants outstanding at January 31, 2012 is set forth in the table below. Warrants outstanding at January 31, 2012 expire between February and October 2012.

Range of Exercise Prices	Warrants Outstanding January 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Warrants Exercisable January 31, 2012	Weighted Average Exercise Price
$0.011- $0.03	5,000,000	0.6	$0.015	5,000,000	$0.015

3.	Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiary, Micro Imaging Technology (“MIT”). As of October 31, 2005, the operations of the Company’s subsidiaries, Electropure EDI, Inc. and Electropure Holdings, LLC, were discontinued and the Company became a development stage company. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual amounts could differ from those estimates.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Impairment of Long-Lived Assets

The Company annually evaluates its long-lived assets, including identifiable intangible assets for potential impairment. When circumstances indicate that the carrying amount of an asset is not recoverable, as demonstrated by the projected undiscounted cash flows, an impairment loss is recognized. The Company’s management has determined that there was no such impairment present at October 31, 2011 and 2010.

Property and Equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over an expected useful life of 5 years. The leasehold improvements made to the Company’s leased facility are being depreciated over an expected useful life of 5 years. Expenditures for normal maintenance and repairs are charged to operations. The cost and related accumulated depreciation of assets are removed from the accounts upon retirement or other disposition, and the resulting profit or loss is reflected in the Statement of Operations. Renewals and betterments that materially extend the life of the assets are capitalized.

Effective October 31, 2011, the Company reclassified and capitalized as machinery and equipment eight of its MIT 1000 Systems that it had carried as finished goods valued at $75,788. A redesigned model of the systems is currently underway and the Company will utilize these eight first generation models as laboratory testing equipment. These systems will be depreciated, commencing November 1, 2011, over an expected useful life of 3 years.

Advertising Costs

The Company charges advertising costs to expense as incurred. The Company did not incur advertising expense during the fiscal years ended October 31, 2011 or 2010.

Accrued Payroll and Benefits

Accrued Payroll and Benefits consist of salaries, wages, and vacation benefits earned by employees, but not disbursed as of October 31, 2011. Accrued Payroll also includes employer tax due on such salaries and wages as well as interest on the employer tax accrued at the rate of 4.5%. Liability for vacation benefits is accrued when earned monthly and reduced when taken. At the end of each fiscal period, the balance in the accrued vacation benefits liability account is adjusted to reflect current pay rates. Annual leave earned but not taken is considered an unfunded liability since this leave will be funded from future appropriations when it is actually taken by employees.

Research and Development

Research and development expenditures are charged to expense as they are incurred. The Company’s research and development activities include ongoing work on various uses of the micro imaging multi-angle laser light scattering technology. Contract research and development expenditures are expensed as incurred.

Stock Based Compensation

The Company measures share based compensation at the grant date, based on the fair value of the award using the Black-Scholes Option Pricing Model, and recognizes such compensation as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company recognized share-based compensation expense of $29 and $67,890 on options and warrants that vested during the fiscal years ended October 31, 2011 and 2010, respectively.

The activity under the Company’s stock option plans are included in Note 9.

Income Taxes

The Company accounts for income taxes under the liability method. Under the liability method, deferred income taxes are determined based on differences between the financial reporting and tax bases of assets and liabilities. They are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company is required to adjust its deferred tax liabilities in the period when tax rates or the provisions of the income tax laws change. Valuation allowances are established to reduce deferred tax assets to the amounts expected to be realized.

Loss Per Share

Basic earnings (loss) per share excludes dilution and is calculated by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then share in the earnings (loss) of the entity. Common stock equivalents of 8,000,000 and 11,400,000 as of October 31, 2011 and 2010, respectively, have been omitted from the earnings (loss) per share calculation, as their effect would be antidilutive.

New Accounting Pronouncements

In April 2011, FASB issued Accounting Standard Update (ASU) 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The update provides additional guidance to creditors on evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring (TDR) and clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties, which are the two criteria used to determine whether a modification or restructuring is a TDR. This guidance is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of this guidance has not had a material impact on the Company's financial statements.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The update removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. This guidance is effective prospectively for transactions, or modifications of existing transactions, that occur on or after the first interim or annual period beginning on or after December 15, 2011. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between US GAAP and International Financial Reporting Standards. While many of the amendments to US GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05), which removes the option of presenting comprehensive income in the Consolidated Statements of Changes in Stockholder’s Equity. ASU 2011-05 provides entities with an option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income (OCI) either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under either method, entities must display adjustments for items that are reclassified from OCI to net income in both net income and OCI. This guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance, related only to disclosures, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 is effective for the Company beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

There were various other updates recently issued, many of which represented technical corrections to the accounting literature or application to specific industries.  None of the updates are expected to a have a material impact on our consolidated financial position, results of operations or cash flows.